INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Amortization of Intangible Assets	$ 932	$ 939	$ 1,867	$ 1,875	$ 3,733	$ 3,682